One Commerce Square
                                           Philadelphia, PA 19103


Delaware Investments
                                                     DELAWARE
                                                     INVESTMENTS
                                                     ____________


                                             1933 Act Rule 497(j)
                                                File No. 33-14363
                                       1940 Act File No. 811-5162


May 5, 1999


Filed via EDGAR (CIK #0000814230)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 33-14363
     DELAWARE GROUP PREMIUM FUND, INC.
          Aggressive Growth Series
          Capital Reserves Series
          Cash Reserve Series
          Convertible Securities Series
          Delaware Balanced Series
               (formerly Delaware Series)
          DelCap Series
          Delchester Series
          Devon Series
          Emerging Markets Series
          Global Bond Series
          Growth and Income Series
               (formerly Decatur Total Return Series)
          International Equity Series
          REIT Series
          Small Cap Value Series
          Social Awareness Series
          Strategic Income Series
          Trend Series

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 26, the most recent post-effective amendment of Delaware Group Premium Fund, Inc. Post-Effective Amendment No. 26 was filed electronically with the Commission on April 30, 1999 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/Michael D. Mabry
_______________________
Michael D. Mabry
Vice President/
Assistant Secretary/
Associate General Counsel